AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 51.6%
	United States Treasury Bill
$9,500,000	0.000%, 8/1/2024	$9,457,212
10,000,000	0.000%, 10/3/2024	9,864,880
14,000,000	0.000%, 12/5/2024	13,686,484
	TOTAL U.S. TREASURY BILLS
	(Cost $33,012,323)	33,008,576

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.8%
	CALL OPTIONS — 23.8%
8,973	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,696.00, Exercise Price: $0.0001, Notional Amount: $90, Expiration Date: September 15, 2024*,1	15,218,453
	TOTAL CALL OPTIONS
	(Cost $7,927,509)	15,218,453
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $7,927,509)	15,218,453

Number of Shares
	SHORT-TERM INVESTMENTS — 24.6%
15,751,413	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.12%[2]	15,751,413
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,751,413)	15,751,413
	TOTAL INVESTMENTS — 100.0%
	(Cost $56,691,245)	63,978,442
	Liabilities in Excess of Other Assets — 0.0%	(30,342)
	TOTAL NET ASSETS — 100.0%	$63,948,100

*Non-income producing security.
[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.